UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22280

Goldman Sachs Credit Strategies Fund

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — 87.5%
Aerospace/Defense(a)(b) — 1.3%
Spirit Aerosystems, Inc. (BB/B2)
	$4,275,000	7.500%	10/01/17	$4,210,875

Automotive — 4.3%
FCE Bank PLC (B/B3)
EUR	3,650,000	7.125	01/16/12	5,147,824
Ford Motor Credit Co. LLC (B-/B3)
	$5,280,000	9.875	08/10/11	5,530,800
	2,925,000	7.250	10/25/11	2,957,906
Ford Motor Credit Co. LLC (NR/WR)
EUR	450,000	4.875	01/15/10	642,992

				14,279,522

Automotive Parts(b) — 1.4%
Navistar International Corp. (BB-/B1)
	$1,750,000	8.250	11/01/21	1,791,562
The Goodyear Tire & Rubber Co. (B+/B1)
	1,800,000	8.625	12/01/11	1,867,500
The Goodyear Tire & Rubber Co. (B+/B2)
	850,000	7.857	08/15/11	879,750

				4,538,812

Capital Goods(b) — 1.4%
Altra Holdings, Inc. (B+/B1)(a)
	335,000	8.125	12/01/16	343,794
Polypore, Inc. (B-/B3)
	2,175,000	8.750	05/15/12	2,158,687
TriMas Corp. (B-/Caa1)(a)
	2,075,000	9.750	12/15/17	2,043,875

				4,546,356

Chemicals(a)(b) — 0.2%
Georgia Gulf Corp. (B/B3)
	450,000	9.000	01/15/17	454,500
The Mosaic Co. (BBB-/Baa2)
	170,000	7.625	12/01/16	183,175

				637,675

Consumer Products — Household & Leisure(a)(b) — 0.2%
Easton-Bell Sports, Inc. (CCC+/B3)
	625,000	9.750	12/01/16	642,188

Consumer Products — Industrial(a)(b) — 0.1%
Trico Shipping AS (B-/B1)
	315,000	11.875	11/01/14	322,239

Distributors(b) — 1.4%
El Paso Performance-Linked Trust (NR/Ba3)(a)
	425,000	7.750	07/15/11	435,693
Ferrellgas Partners LP (B-/B2)
	1,310,000	8.750	06/15/12	1,326,375
Suburban Propane Partners LP (BB-/Ba3)
	2,850,000	6.875	12/15/13	2,842,875

				4,604,943

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Electric(a)(b) — 0.4%
Calpine Corp. (B+/B2)
$850,000		7.250%		10/15/17	$816,000
The AES Corp. (BB+/Ba3)
500,000		8.750		05/15/13	512,500

					1,328,500

Energy — Exploration & Production — 12.1%
Chesapeake Energy Corp. (BB/Ba3)
5,625,000		7.500	(b)	09/15/13	5,723,437
325,000		9.500		02/15/15	356,688
1,600,000		6.375	(b)	06/15/15	1,568,000
1,950,000		6.625	(b)	01/15/16	1,930,500
1,365,000		6.500	(b)	08/15/17	1,337,700
Comstock Resources, Inc. (B/B2)(b)
500,000		8.375		10/15/17	511,250
Continental Resources, Inc. (BB/B2)(a)(b)
1,375,000		8.250		10/01/19	1,443,750
EXCO Resources, Inc. (B/B3)(b)
4,100,000		7.250		01/15/11	4,094,875
KCS Energy, Inc. (B/B3)(b)
3,847,000		7.125		04/01/12	3,856,617
Newfield Exploration Co. (BB+/Ba3)(b)
680,000		6.625		09/01/14	686,800
1,250,000		6.625		04/15/16	1,253,125
PetroHawk Energy Corp. (B/B3)(b)
7,225,000		9.125		07/15/13	7,550,125
Pioneer Natural Resources Co. (BB+/Ba1)(b)
875,000		7.500		01/15/20	877,188
Plains Exploration & Production Co. (BB/B1)(b)
825,000		10.000		03/01/16	901,313
Quicksilver Resources, Inc. (B/B2)(b)
1,000,000		8.250		08/01/15	1,025,000
Southwestern Energy Co. (BB+/Ba2)(b)
1,215,000		7.500		02/01/18	1,290,937
Whiting Petroleum Corp. (BB/B1)(b)
2,825,000		7.250		05/01/12	2,839,125
1,015,000		7.250		05/01/13	1,021,344
1,525,000		7.000		02/01/14	1,525,000

					39,792,774

Energy — Refining(a)(b) — 0.3%
Expro Finance Luxembourg SCA (B+/B1)
1,000,000		8.500		12/15/16	979,027

Entertainment(a)(b) — 1.0%
Universal City Development Partners Ltd. (CCC+/B3)
3,340,000		8.875		11/15/15	3,273,200

Environmental(b) — 0.2%
Clean Harbors, Inc. (BB-/Ba2)
750,000		7.625		08/15/16	763,125

Finance — 7.9%
GMAC International Finance BV (B/Ca)
EUR	650,000	5.750		05/21/10	922,489
GMAC, Inc. (B/Ca)
4,450,000		5.750		09/27/10	6,265,104
GMAC, Inc. (CCC/Ca)
$5,990,000		7.750		01/19/10	5,990,000
2,200,000		5.750		09/27/10	2,183,500

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Finance — (continued)
SLM Corp. (BBB-/Ba1)
$3,605,000		4.500%		07/26/10	$3,604,329
2,100,000		0.442	(c)	07/26/10	2,054,846
EUR	3,000,000	1.083	(c)	04/26/11	3,808,254
$1,200,000		0.512	(c)	10/25/11	1,123,334

					25,951,856

Food & Beverage(a)(b) — 0.7%
Pinnacle Foods Finance LLC (CCC+/Caa2)
1,050,000		9.250		04/01/15	1,063,125
Smithfield Foods, Inc. (B+/Ba3)
1,250,000		10.000		07/15/14	1,359,375

					2,422,500

Food & Drug Retailers — 1.1%
Great Atlantic & Pacific Tea Co. (CCC/Caa2)
2,878,000		5.125		06/15/11	2,762,880
875,000		6.750	(b)	12/15/12	795,156

					3,558,036

Gaming(a)(b) — 2.6%
MGM Mirage, Inc. (B/B1)
7,201,000		10.375		05/15/14	7,849,090
Yonkers Racing Corp. (B+/B1)
750,000		11.375		07/15/16	780,000

					8,629,090

Health Care — Medical Products — 4.4%
Bausch & Lomb, Inc. (B/Caa1)(b)
3,290,000		9.875		11/01/15	3,470,950
Boston Scientific Corp. (BBB-/Ba1)(b)
610,000		7.000		11/15/35	603,595
DJO Finance LLC/DJO Finance Corp. (B-/B3)(b)
5,000,000		10.875		11/15/14	5,256,250
Hologic, Inc. (BB-/NR)(b)(d)(e)
1,060,000		2.000		12/15/37	901,048
Inverness Medical Innovations, Inc. (B-/B2)(b)
2,575,000		7.875		02/01/16	2,523,500
1,250,000		7.875	(a)	02/01/16	1,225,000
Wright Medical Group, Inc. (NR/NR)
650,000		2.625		12/01/14	571,935

					14,552,278

Health Care — Services(b) — 7.1%
DaVita, Inc. (B+/B1)
3,228,000		6.625		03/15/13	3,236,070
HCA, Inc. (BB/Ba3)(a)
12,193,000		7.875		02/15/20	12,711,202
HEALTHSOUTH Corp. (CCC+/Caa1)
1,375,000		8.125		02/15/20	1,357,813
LifePoint Hospitals, Inc. (B/NR)
662,000		3.500		05/15/14	625,561
Tenet Healthcare Corp. (BB-/B2)(a)
1,700,000		8.875		07/01/19	1,844,500
Tenet Healthcare Corp. (CCC+/Caa2)
2,280,000		7.375		02/01/13	2,285,700
US Oncology, Inc. (B/Ba3)
1,290,000		9.125		08/15/17	1,354,500

					23,415,346

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Lodging(a)(b) — 0.9%
Felcor Lodging LP (B-/B2)
	$2,925,000	10.000%	10/01/14	$2,954,250

Media(b) — 0.9%
DIRECTV Holdings LLC (BBB-/Ba2)
	250,000	6.375	06/15/15	258,750
DISH DBS Corp. (BB-/Ba3)
	1,925,000	7.000	10/01/13	1,982,750
	675,000	7.125	02/01/16	689,344

				2,930,844

Media — Broadcasting & Radio(b) — 1.6%
UnitedGlobalCom, Inc. (B-/NR)(d)
EUR	2,860,000	1.750	04/15/11	3,925,705
Univision Communications, Inc. (B-/B2)(a)
	$745,000	12.000	07/01/14	821,362
UPC Holding BV (B-/B2)(a)
	500,000	9.875	04/15/18	527,500

				5,274,567

Media — Cable — 7.8%
Cablevision Systems Corp. (B+/B1)(a)(b)
	3,750,000	8.625	09/15/17	3,904,687
Charter Communications Operating LLC (BB-/B1)(a)(b)
	11,536,000	8.000	04/30/12	11,853,240
CSC Holdings, Inc. Series B (BB/Ba3)
	1,490,000	7.625	04/01/11	1,538,425
GCI, Inc. (BB-/B2)(a)(b)
	1,025,000	8.625	11/15/19	1,033,969
UPC Germany GmbH (BB-/B1)(a)(b)
EUR	2,500,000	8.125	12/01/17	3,651,073
Virgin Media Finance PLC (B/B2)(b)
	$2,800,000	9.500	08/15/16	3,010,000
	750,000	8.375	10/15/19	772,500

				25,763,894

Metals & Mining — 1.7%
Allegheny Ludlum Corp. (BBB-/Baa3)
	1,200,000	6.950	12/15/25	1,087,242
Essar Steel Algoma, Inc. (B+/B3)(a)(b)
	2,812,000	9.375	03/15/15	2,727,910
Teck Resources Ltd. (BB+/Ba2)(b)
	250,000	9.750	05/15/14	288,437
	1,375,000	10.750	05/15/19	1,643,125

				5,746,714

Noncaptive — Financial(b) — 2.9%
CIT Group Funding Co. of Delaware LLC (NR/NR)
	3,000,000	10.250	05/01/13	3,045,000
CIT Group, Inc. (NR/NR)
	4,325,000	7.000	05/01/13	4,043,875
National Money Mart Co. (B+/B2)(a)
	2,500,000	10.375	12/15/16	2,550,000

				9,638,875

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Packaging(b) — 1.4%
Crown Americas LLC (BB-/B1)
$900,000		7.625%	11/15/13	$929,250
Graphic Packaging International, Inc. (B-/B3)
625,000		9.500	06/15/17	662,500
Owens-Brockway Glass Container, Inc. (BB/Ba3)
1,800,000		6.750	12/01/14	1,840,500
Reynolds Group Issuer, Inc. (BB-/B1)(a)
775,000		7.750	10/15/16	794,375
Sealed Air Corp. (BB+/Baa3)(a)
500,000		7.875	06/15/17	532,966

				4,759,591

Paper(a)(b) — 2.5%
Boise Paper Holdings LLC/Boise Finance Co. (BB-/B3)
285,000		9.000	11/01/17	295,331
Georgia-Pacific LLC (BB+/Ba3)
6,000,000		8.250	05/01/16	6,360,000
Smurfit Kappa Acquisitions (BB/Ba2)
EUR	1,075,000	7.250	11/15/17	1,512,060

				8,167,391

Pharmaceuticals(b)(d) — 0.1%
Shire PLC (NR/NR)
$300,000		2.750	05/09/14	288,169

Pipelines(b) — 0.7%
Goodrich Petroleum Corp. (NR/NR)(d)
575,000		3.250	12/01/26	529,719
Regency Energy Partners LP (B/B1)
350,000		8.375	12/15/13	362,250
1,250,000		9.375 (a)	06/01/16	1,340,625

				2,232,594

Property/Casualty Insurance(b)(c) — 1.1%
The Chubb Corp. (A-/A3)
2,900,000		6.375	03/29/67	2,697,000
ZFS Finance USA Trust I (A/Baa1)(a)
1,075,000		6.150	12/15/65	970,188

				3,667,188

Railroads(b) — 0.4%
RailAmerica, Inc. (BB-/B1)
1,075,000		9.250	07/01/17	1,143,531

Retailers — 1.2%
GameStop Corp. (BB+/Ba1)(b)
2,500,000		8.000	10/01/12	2,590,625
JC Penney Corp., Inc. (BB/Ba1)
1,475,000		6.375	10/15/36	1,309,800

				3,900,425

Services Cyclical — Business Services(b) — 1.0%
GXS Worldwide, Inc. (B/B2)(a)
1,475,000		9.750	06/15/15	1,449,188
The Geo Group, Inc. (BB-/B1)(a)
900,000		7.750	10/15/17	921,375
West Corp. (B-/Caa1)
750,000		9.500	10/15/14	761,250

				3,131,813

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Services Cyclical — Consumer Services(b) — 0.4%
Service Corp. International (BB-/B1)
$850,000	7.375%		10/01/14	$854,250
475,000	7.000		06/15/17	461,938

				1,316,188

Services Cyclical — Rental Equipment(b) — 1.4%
United Rentals North America, Inc. (CCC+/Caa1)
3,235,000	7.750		11/15/13	3,057,075
1,456,000	1.875	(d)	10/15/23	1,415,960

				4,473,035

Technology — 0.7%
Advanced Micro Devices, Inc. (B-/NR)
676,000	6.000		05/01/15	608,400
Linear Technology Corp. (NR/NR)(b)(d)
1,010,000	3.000		05/01/27	1,012,525
SAVVIS, Inc. (NR/NR)
870,000	3.000		05/15/12	791,700

				2,412,625

Telecommunications(b) — 5.2%
Cincinnati Bell, Inc. (B-/B2)
750,000	8.375		01/15/14	765,000
Qwest Capital Funding, Inc. (B+/B1)
2,325,000	7.250		02/15/11	2,359,875
Qwest Corp. (BBB-/Ba1)
850,000	8.375		05/01/16	909,500
1,450,000	7.125		11/15/43	1,189,000
Windstream Corp. (BB-/Ba3)
5,095,000	8.125		08/01/13	5,260,587
1,250,000	8.625		08/01/16	1,271,875
5,260,000	7.875	(a)	11/01/17	5,207,400

				16,963,237

Telecommunications — Cellular(b) — 5.7%
Clearwire Communications LLC/Clearwire Finance, Inc. (B-/Caa1)(a)
6,725,000	12.000		12/01/15	6,876,312
Crown Castle International Corp. (B-/B1)
675,000	9.000		01/15/15	718,875
Nextel Communications, Inc. (BB/Ba2)
2,500,000	6.875		10/31/13	2,425,000
Sprint Capital Corp. (BB/Ba3)
3,125,000	7.625		01/30/11	3,191,406
5,385,000	8.375		03/15/12	5,566,744

				18,778,337

Telecommunications — Satellites(b) — 1.5%
Intelsat Subsidiary Holding Co. Ltd. (B+/B3)
4,970,000	8.500		01/15/13	5,069,400

Textiles(b) — 0.3%
Hanesbrands, Inc. (B+/B1)
800,000	8.000		12/15/16	815,000

TOTAL CORPORATE OBLIGATIONS				$287,876,010

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 1.0%
California — 1.0%
California State GO Bonds Build America Series 2009 (A-/Baa1)
$875,000	7.300%	10/01/39	$824,128
2,500,000	7.350	11/01/39	2,364,850

TOTAL MUNICIPAL DEBT OBLIGATIONS			$3,188,978

Senior Term Loans(f) — 4.3%
Automotive — 0.3%
Ford Motor Co. (B-/Ba3)
$774,000	3.260%	12/15/13	$678,217
Ford Motor Co. (B-/Ba3)
147,984	3.287	12/16/13	136,330

			814,547

Automotive Parts — 0.5%
Lear Corp. (BB-/Ba3)
1,700,000	3.014	10/15/14	1,705,321

Chemicals — 0.3%
Lyondell Chemical Co. (BB-/Ba1)
1,500,154	9.168	04/06/10	1,040,370

Finance — 1.2%
CIT Group, Inc. Expansion (NR/NR)
3,925,000	9.500	01/18/12	4,019,867

Gaming — 0.3%
Chester Downs and Marina LLC (B/B3)
1,000,000	12.375	07/29/16	1,003,750

Health Care — Services — 0.3%
HCA, Inc. (BB/Ba3)
1,125,000	2.501	11/18/13	1,075,084

Media — Non Cable — 0.9%
Dex Media East LLC (D/WR)
1,634,559	2.240	10/24/14	1,364,857
Dex Media East LLC (D/WR)
1,299,324	1.990	10/24/13	1,084,936
Dex Media West LLC (D/WR)
298,496	7.000	10/24/14	274,766
Dex Media West LLC (D/WR)
313,077	6.750	10/24/13	285,682

			3,010,241

Technology — 0.5%
Skype Technologies S.A. (B+/B1)
1,500,000	9.000	10/07/14	1,535,940

TOTAL SENIOR TERM LOANS			$14,205,120

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$305,270,108

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(g) — 4.8%
Repurchase Agreement — 4.8%
Joint Repurchase Agreement Account II
$15,900,000	0.007%	01/04/10	$15,900,000
Maturity Value: $15,900,012

TOTAL INVESTMENTS — 97.6%			$321,170,108

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%			7,971,963

NET ASSETS — 100.0%			$329,142,071

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $98,776,919, which represents approximately 30.0% of net assets as of December 31, 2009.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e) Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2009.
(f) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2009. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(g) Joint repurchase agreement was entered into on December 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
DIP	— Debtor in possession
GO	— General Obligation
NR	— Not Rated
WR	— Withdrawn Rating

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2009, the fund had outstanding forward foreign currency exchange contracts to sell foreign currencies:
Open Forward Foreign Currency Exchange Contracts with Unrealized Gain

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Gain

EUR	Sale	03/02/10	$430,434	$430,024	$410
	Sale	04/06/10	1,750,000	1,693,205	56,795
	Sale	04/07/10	731,652	716,648	15,004
	Sale	04/26/10	10,000,000	9,564,340	435,660
	Sale	06/01/10	4,500,000	4,311,336	188,664
	Sale	06/09/10	739,000	716,452	22,548
	Sale	06/17/10	2,175,780	2,149,282	26,498
	Sale	06/21/10	1,289,745	1,289,547	198
GBP	Sale	07/06/10	1,250,000	1,248,733	1,267

TOTAL					$747,044

Open Forward Foreign Currency Exchange Contracts with Unrealized Loss

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Loss

EUR	Sale	03/01/10	$501,641	$501,696	$(55)
	Sale	07/09/10	2,783,080	2,865,352	(82,272)
	Sale	09/15/10	1,200,000	1,208,168	(8,168)

TOTAL					$(90,495)

INTEREST RATE SWAP CONTRACTS — At December 31, 2009, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional		Payments	Payments
	Amount	Termination	received by	made by
Swap Counterparty	(000s)	Date	the Fund	the Fund	Market Value#

Citibank NA	$2,300	12/11/14	3 month LIBOR	2.503%	$44,459
	2,350	12/11/16	3 month LIBOR	3.059	62,745
	7,950	12/11/19	3 month LIBOR	3.544	263,934
	1,450	12/11/39	3 month LIBOR	4.110	96,302

TOTAL					$467,440

# There are no upfront payments on the swap contracts, therefore, the unrealized gain of the swap contracts is equal to their market value.
UNFUNDED LOAN COMMITMENTS — At December 31, 2009, the Fund had an unfunded loan commitment which could be extended at the option of the borrower, pursuant to the following loan agreement:

	Unfunded Loan
Borrower	Commitment	Notional Value	Unrealized Gain (Loss)

Lyondell Chemical Co., Delayed Draw Term Loan, due 04/06/10	$499,846	$519,945	$20,099

TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$313,512,992

Gross unrealized gain	8,359,259
Gross unrealized loss	(702,143)

Net unrealized security gain	$7,657,116

Additional information regarding the Fund is available in the Fund’s most recent Semi-Annual Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Fund is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     The following is a summary of the Fund’s investments categorized in the fair value hierarchy:

	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$287,876,010	$—
Municipal Debt Obligations	—	3,188,978	—
Senior Term Loans	—	14,205,120	—
Unfunded Loan Commitments	—	20,099	—
Short-term Investments	—	15,900,000	—
Derivatives	—	1,214,484	—

Total	$—	$322,404,691	$—

Liabilities
Derivatives	$—	$(90,495)	$—

Investments in Derivatives — The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Fund on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund must set aside liquid assets, or engage in other appropriate measures to cover its obligations under these contracts.
Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Fund may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund, are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations. The Fund invests in the following type of swap:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

     GAAP requires enhanced disclosures about the Fund’s derivatives and hedging activities. The following table sets forth the gross value of the Fund’s derivative contracts for trading activities by certain risk types as of December 31, 2009. The values in the table below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

	Derivative	Derivative
Risk	Assets	Liabilities

Interest rate	$467,440	$—

Currency	747,044	(90,495)

Total	$1,214,484	$(90,495)

Foreign Currency Translations — The books and records of the Fund are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statement of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
     Non U.S. currency symbols utilized throughout the report are defined as follows:
     EUR     =  Euro                    GBP     =  British Pound
Senior Loans — The Fund invests in Senior Loans. Senior Loans, while exempt from registering under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior Loans are portions of loans originated by banks and sold in pieces to investors. These floating rate loans (“Loans”) in which the Fund invests, are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.
Unfunded Loan Commitments — The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Schedule of Investments.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Senior Loan. Commitment fees received by the Fund are recorded as a liability on the Statement of Assets and Liabilities and also recorded as a realized gain when the issue matures or the borrower draws down on the credit agreement.
Repurchase Agreements — The Fund may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund’s credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2009, the Fund had an undivided interest in the Joint Repurchase Agreement Account II which equaled $15,900,000 in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$700,000,000	0.01%	01/04/10	$700,000,778

Banc of America Securities LLC	1,150,000,000	0.02	01/04/10	1,150,002,556

Barclays Capital, Inc.	2,000,000,000	0.00	01/04/10	2,000,000,000

Citigroup Global Markets, Inc.	1,500,000,000	0.01	01/04/10	1,500,001,667

Credit Suisse Securities (USA) LLC	3,900,000,000	0.00	01/04/10	3,900,000,043

Deutsche Bank Securities, Inc.	500,000,000	0.00	01/04/10	500,000,000

Deutsche Bank Securities, Inc.	1,700,000,000	0.01	01/04/10	1,700,001,889

JPMorgan Securities	1,250,000,000	0.00	01/04/10	1,250,000,000

Merrill Lynch & Co., Inc.	850,000,000	0.01	01/04/10	850,000,944

Morgan Stanley & Co.	1,000,000,000	0.00	01/04/10	1,000,000,011

Morgan Stanley & Co.	3,075,000,000	0.01	01/04/10	3,075,003,417

RBS Securities, Inc.	1,500,000,000	0.01	01/04/10	1,500,001,667

UBS Securities LLC	207,900,000	0.00	01/04/10	207,900,002

UBS Securities LLC	550,000,000	0.01	01/04/10	550,000,611

Wachovia Capital Markets	2,550,000,000	0.01	01/04/10	2,550,002,833

TOTAL				$22,432,916,418

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
At December 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	4.500% to 7.350%	03/07/11 to 08/03/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	01/04/10 to 09/14/35

Federal Home Loan Mortgage Corp.	0.000 to 14.000	02/01/10 to 01/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	07/15/12 to 03/15/25

Federal National Mortgage Association	0.000 to 16.000	01/01/10 to 11/01/49

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/12 to 10/08/27

Government National Mortgage Association	4.250 to 6.500	08/15/18 to 08/15/49

Tennessee Valley Authority	4.375 to 4.750	08/01/13 to 06/15/15

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/10 to 05/15/18

U.S. Treasury Notes	0.750 to 9.250	02/28/11 to 11/15/19

U.S. Treasury Principal-Only Stripped Securities	0.000	11/15/15 to 11/15/19

The aggregate market value of the collateral, including accrued interest, was $22,947,435,662.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Furthermore, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Repurchase Offer Risk — Certain shareholders, including Goldman Sachs Private Wealth Management clients and other clients or affiliates of the GSAM and/or other funds managed by GSAM, may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 1, 2010

By (Signature and Title)*	GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 1, 2010

* Print the name and title of each signing officer under his or her signature.